Cover Page	9 Months Ended
Jul. 31, 2024
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q3
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE
Entity Central Index Key	0001045520
Current Fiscal Year End Date	--10-31